Putnam
Preferred
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Preferred Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Manager
Jeanne L. Mockard

Putnam Preferred Income Fund held its own for the first half of its fiscal year 2000, despite a mostly negative climate for the fixed-income markets and for conservative investors generally. For the six months ended January 31, 2000, your fund's portfolio of preferred stocks provided an attractive level of current income, 100% of which qualifies for dividends-received deduction (DRD) status for federal income tax purposes. Meanwhile, the value of the fund's shares proved to be slightly more stable than bond prices overall. (Although preferred stocks are technically equity securities, they tend to perform in line with the bond market, and bond prices have been in a decline throughout the fiscal period in response to rising interest rates.)

Total return for 6 months ended 1/31/00

       Class A              Class M
     NAV     POP          NAV     POP
----------------------------------------------------------------------------
    -1.17%  -4.39%       -1.19%  -3.11%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.


* INFLATIONARY CONCERNS CONTINUE TO INFLUENCE FED POLICY

It came as no surprise to market observers when the Federal Reserve Board raised interest rates by a quarter of a percentage point at its February meeting -- the third such increase in the past six months. Although any increase in interest rates depresses bond prices, the Fed's most recent rate increase had been widely anticipated and the markets remained relatively calm.

Even those who do not share the Fed's concerns about inflation understand them. As of this March, the U.S. economy will have completed its ninth consecutive year of vigorous growth and it shows no signs of slowing. Last year, the gross domestic product expanded at 4%. Meanwhile unemployment is at a three-decade low and productivity is high, both of which stimulate consumer spending and inflation. Yet, despite rising oil prices, inflation has remained in check. According to the Department of Commerce, consumer prices advanced at a modest 2.7% rate in 1999.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities           27.4%

Combined utilities           16.3%

Finance                      13.8%

Financial services           12.6%

Gas pipelines                 5.5%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


Information technology has been a key factor in the expansion, setting loose a surge in productivity gains that have been the linchpin of economic growth. Strong optimism regarding the growth prospects for a narrow band of high-tech stocks continues to send the stock averages toward new highs, tempting investors to set caution aside. Faced with these trends, investors who own bonds, conservative equities, and preferred stocks need to remind themselves that every mountain has two sides. Although the current outlook for preferred stocks reflects the prospect of further increases in interest rates, your fund's relative price stability and attractive yield continue to enable it to meet the objectives of the corporations for which it was designed.

* PORTFOLIO UNDERGOES FEW CHANGES

Perpetual preferreds (which offer a fixed coupon with no maturity date) continue to account for more than three quarters of the fund's total assets, and nearly half of these were issued by utilities. Adjustable rate preferreds (ARPs) and sinking fund preferreds (sinkers) accounted for most of the rest of the fund's investments as of the end of January 2000. Of these instruments, perpetuals are the most sensitive to changes in interest rates because they have the longest effective duration. Sinkers are next in terms of interest-rate sensitivity because they generally have a five-year call protected period, after which the issuer can buy back (or sink) portions of the issue over a predetermined time frame. ARPs offer the most price stability because the rate they pay is adjusted as interest rates change. However, in the low interest-rate environment of the past several years, most issuers opted for low, fixed-rate methods of financing. As a result, ARPs that meet your fund's quality standards have become hard to find.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

El Paso Tennessee Pipeline Co.
Ser. A, $4.125 cum. pfd.
Gas pipelines

Merrill Lynch & Co., Inc.
Ser. A, $2.25 dep. shs. cum. pfd.
Finance

Chase Manhattan Corp.
Ser. C, $2.71 cum. pfd.
Banks

Baltimore Gas & Electric Co.
Ser. 93, $7.125 cum. pfd.
Combined utilities

Alabama Power Co.
$1.30 cum. pfd.
Electric utilities

Florida Power & Light Co.
Ser. U, $6.75 cum. pfd.
Combined utilities

Peco Energy
$7.48 cum. pfd.
Electric utilities

Morgan (J.P.) & Co., Inc.
Ser. H, $3.313 dep. shs. cum. pfd.
Financial services

Anadarko Petroleum Corp.
$5.46 dep. shs. pfd.
Oil and gas

General Motors Corp.
Ser.G, $2.28 dep. shs. cum. pfd.
Automobiles

Footnote reads:
These holdings represent 37.3% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


Reflecting these facts, we made relatively few portfolio changes during the semiannual period. In fact, the majority of portfolio holdings could be described as coveted pieces in the current market environment -- coveted by virtue of their high rates and of the underlying financial strength of many of the issuers. The fund's industry focus remains on utilities largely because so many of these companies are benefiting from deregulation. In turn, this benefit is allowing them to securitize old debt and generate cash flow for future growth. We are confident that the issues in the portfolio combine the financial strength needed to secure payment obligations on preferreds and other debt instruments with equity appeal for conservative investors.

* CALL DATES HAVE BEEN CAREFULLY STAGGERED

We have also been emphasizing staggered call dates to ensure that your fund's income stream is not disturbed by having too many holdings become callable at the same time. Especially now, when suitable investment choices available for this fund are less plentiful than they were a few years ago, we have been careful to stay ahead of the curve, replacing securities in advance of their call dates in order to optimize cash flow and maintain our goal of providing 100% DRD-qualified income for fund shareholders.

Trades that occurred during the period include Fleet Financial Group perpetual preferreds with a $2.338 coupon, which were sold in advance of their December call date. The fund's IBM perpetual preferreds with a $1.875 coupon were sold on strength in advance of a 2001 call date. Purchases during the period included a new issue of perpetuals from SLM Holding (formerly Sallie Mae) with a $3.485 coupon. This issue is typical of what we are looking for because it provides diversification while offering excellent value and high quality.

* OUTLOOK UNCHANGED UNTIL FED SEES MODERATING GROWTH

Looking ahead, we expect the yield curve to remain relatively flat, with the differential in yield between 2-year Treasury notes and 30-year Treasury bonds ranging between 15 and 25 basis points. We believe it is possible that the Fed will raise interest rates yet again this spring, which would extend the current climate for bonds through the second half of the fund's fiscal year. We see little likelihood that the Fed will deviate from its recent course until there is more concrete evidence of a moderation in growth. Only at that point will the Fed be satisfied that a benign inflation outlook is secure going forward.

Over the long term, Putnam's macroeconomic research team is forecasting a gradually slowing growth trend with a contained inflation rate. In such a scenario, the excitement exhibited by prices of many high-tech growth stocks might play itself out and give way to a more conservative environment. Such a trend would be favorable to the bond market as well as to fund shareholders.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Preferred Income Fund seeks a high level of income that qualifies for the 70% corporate dividends-received deduction for federal income-tax purposes. The dividends-received deduction is not available to non-corporate investors.


TOTAL RETURN FOR PERIODS ENDED 1/31/00

                         Class A                           Class M
(inception dates)       (1/4/84)                          (4/20/95)
                      NAV      POP                      NAV       POP
----------------------------------------------------------------------------
6 months             -1.17%   -4.39%                   -1.19%    -3.11%
----------------------------------------------------------------------------
1 year               -1.08    -4.32                    -1.35     -3.31
----------------------------------------------------------------------------
5 years              43.14    38.45                    40.66     37.89
Annual average        7.44     6.72                     7.06      6.64
----------------------------------------------------------------------------
10 years            112.14   105.26                   105.75    101.65
Annual average        7.81     7.46                     7.48      7.27
----------------------------------------------------------------------------
Life of fund        235.02   224.13                   220.01    213.62
Annual average        7.81     7.59                     7.51      7.37
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                   Merrill Lynch
                     Perpetual       Standard &
                     Preferred         Poor's         Consumer
                      Index         500 Index        price index
------------------------------------------------------------------------
6 months              -3.63%           5.59%            1.44%
------------------------------------------------------------------------
1 year                -3.36           10.35             2.67
------------------------------------------------------------------------
5 years               41.91          225.05            12.28
Annual average         7.25           26.59             2.34
------------------------------------------------------------------------
10 years             132.56          442.42            32.73
Annual average         8.81           18.43             2.87
------------------------------------------------------------------------
Life of fund           N/A*         1258.54            66.93
Annual average         N/A*           17.61             3.24
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00% respectively. Returns for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Merrill Lynch Perpetual Preferred Index was introduced on 2/28/89.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                                  Class A             Class M
----------------------------------------------------------------------------
Distributions (number)               6                   6
----------------------------------------------------------------------------
Income                           $0.282256           $0.270831
----------------------------------------------------------------------------
Capital gains                       --                  --
----------------------------------------------------------------------------
 Total                           $0.282256           $0.270831
----------------------------------------------------------------------------
Share value:                    NAV      POP        NAV      POP
----------------------------------------------------------------------------
7/31/99                        $8.59    $8.88      $8.56    $8.73
----------------------------------------------------------------------------
1/31/00                         8.21     8.49       8.19     8.36
----------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------
Current dividend rate1          6.82%    6.60%      6.59%    6.70%
----------------------------------------------------------------------------
Taxable equivalent3             9.39     9.09       9.07     9.23
----------------------------------------------------------------------------
Current 30-day SEC yield2       6.26     5.96       6.01     5.80
----------------------------------------------------------------------------
Taxable equivalent3             8.62     8.21       8.28     7.99
----------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based only on investment income, calculated using SEC guidelines.

3The taxable equivalent examples in this table show the return that a corporation taxed at the 35% Federal corporate tax rate would have to earn from a non tax-advantaged investment to produce an after-tax return equal to that of the fund's, assuming 100% of distributions qualify for the dividend-received deduction.


TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                        Class A               Class M
(inception dates)      (1/4/84)              (4/20/95)
                     NAV      POP          NAV       POP
-----------------------------------------------------------------
6 months            -0.09%   -3.35%       -0.24%    -2.28%
-----------------------------------------------------------------
1 year               0.10    -3.17        -0.05     -2.04
-----------------------------------------------------------------
5 years             48.24    43.46        45.51     42.59
Annual average       8.19     7.48         7.79      7.35
-----------------------------------------------------------------
10 years           112.00   105.10       105.60    101.49
Annual average       7.80     7.45         7.47      7.26
-----------------------------------------------------------------
Life of fund       237.95   226.98       222.90    216.45
Annual average       7.91     7.69         7.61      7.47
-----------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.


Comparative benchmarks

Merrill Lynch Perpetual Preferred Index* is an unmanaged list of perpetual preferred stocks that is commonly used as a general measure of performance for the preferred-stock market.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

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You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's
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our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America
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New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
January 31, 2000 (Unaudited)

PREFERRED STOCKS (97.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Automobiles (4.5%)
--------------------------------------------------------------------------------------------------------------------------
             65,600  Ford Motor Co. Ser. B, $2.063 dep. shs. cum. preferred (pfd)                           $    1,828,600
            109,000  General Motors Corp. Ser. G, $2.28 dep. shs. cum. pfd.                                      3,024,750
                                                                                                            --------------
                                                                                                                 4,853,350

Banks (5.0%)
--------------------------------------------------------------------------------------------------------------------------
            185,400  Chase Manhattan Corp. Ser. C, $2.71 cum. pfd.                                               5,075,325
             15,000  Indosuez Holdings 144A $2.594 ADS pfd. (Mexico)                                               403,125
                                                                                                            --------------
                                                                                                                 5,478,450

Chemicals (1.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,850  du Pont (E.I.) de Nemours & Co., Ltd. Ser. B, $4.50 cum. pfd.                                 188,100
             10,000  du Pont (E.I.) de Nemours & Co., Ltd. Ser. A, $3.50 cum. pfd.                                 683,750
              7,500  Praxair, Inc. Ser. B, $6.75 cum. pfd.                                                         787,500
                                                                                                            --------------
                                                                                                                 1,659,350

Combined Utilities (16.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,500  Avista Corp. Sinking Fund Ser. K, $6.95 pfd.                                                  261,563
             40,000  Baltimore Gas & Electric Co. Ser. 93, $7.125 cum. pfd.                                      4,210,000
             15,000  Baltimore Gas & Electric Co. Ser. 95, $6.99 cum. pfd.                                       1,563,750
             18,021  Florida Power & Light Co. Ser. S, $6.98 cum. pfd.                                           1,894,458
             31,200  Florida Power & Light Co. Ser. U, $6.75 cum. pfd.                                           3,276,000
             80,100  Pacific Gas & Electric Co. Ser. U, $1.76 cum. pfd.                                          2,062,575
             20,000  Pacific Gas & Electric Co. Sinking Fund $1.643 cum. pfd.                                      502,500
             11,750  Public Service Electric & Gas Co. $6.92 cum. pfd.                                           1,239,625
             26,250  Rochester Gas and Electric Sinking Fund Ser. V,
                       $6.60 cum. pfd.                                                                           2,680,781
                                                                                                            --------------
                                                                                                                17,691,252

Consumer Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             99,373  AMERCO Ser. A, $2.125 cum.pfd.                                                              2,459,482

Electric Utilities (27.4%)
--------------------------------------------------------------------------------------------------------------------------
            156,100  Alabama Power Co. $1.30 cum. pfd.                                                           3,356,150
              5,000  Atlantic City Electric Co. Sinking Fund $7.80 cum. pfd.                                       527,500
              7,102  Central Maine Power Co. Sinking Fund Ser. A,
                       $7.999 cum. pfd.                                                                            697,772
              5,416  Duke Energy Corp. Ser. Y, $7.04 cum. pfd.                                                     571,388
              2,900  Entergy Mississippi, Inc. $4.92 cum. pfd.                                                     258,100
             14,000  Indianapolis Power & Light $5.65 cum. pfd.                                                  1,365,000
              7,000  Kentucky Utilities Corp. $6.53 cum. pfd.                                                      721,000
              3,000  Monongahela Power Co. Ser. L, $7.73 cum. pfd.                                                 319,125
             40,000  Niagara Mohawk Power Corp. Ser. C, $1.75 cum.
                       Adjustable Rate Preferred (ARP)                                                             990,000
             39,800  Niagara Mohawk Power Corp. Ser. A, $1.625 cum. ARP                                            990,025
             49,000  Northern Indiana Public Services Ser. A, $3.00 cum. ARP                                     2,352,000
             15,800  Pacificorp $7.70 cum. pfd.                                                                  1,645,175
             16,000  Pacificorp Sinking Fund $7.48 cum. pfd.                                                     1,714,000
             30,000  Peco Energy $7.48 cum. pfd.                                                                 3,262,500
             15,000  Portland General Electric Sinking Fund
                       $7.75 cum. pfd.                                                                           1,693,125
              6,000  Potomac Electric Power Co. Sinking Fund Ser. 92,
                       $1.70 cum. pfd.                                                                             312,750
             10,000  PP & L, Inc. Sinking Fund $6.33 cum. pfd.                                                     990,000
             10,000  PP & L, Inc. Sinking Fund $6.125 cum. pfd.                                                    990,000
             22,500  Southern California Edison Co. Sinking Fund
                       $6.05 cum. pfd.                                                                           2,199,375
             60,000  TXU Electric Co. Ser. A, $0.469 cum. pfd.                                                   1,477,500
             50,000  TXU Electric Co. Ser. B, $0.451 dep. shs. cum. pfd.                                         1,218,750
              5,200  UGI Utilities Sinking Fund $7.75 cum. pfd.                                                    581,100
             13,700  Virginia Electric & Power Co. $7.05 cum. pfd.                                               1,438,500
              1,000  Virginia Electric & Power Co. $6.98 cum. pfd.                                                 105,875
                                                                                                            --------------
                                                                                                                29,776,710

Finance (13.8%)
--------------------------------------------------------------------------------------------------------------------------
             39,500  Bear Stearns Co. Ser. E, $3.075 cum. pfd.                                                   1,678,750
             30,000  Bear Stearns Co. Ser. F, $2.86 cum. pfd.                                                    1,192,500
             10,000  Bear Stearns Co. Ser. A, $2.75 cum. ARP                                                       467,500
             32,600  Bear Stearns Co. Ser. G, $2.745 cum. pfd.                                                   1,255,100
             15,200  MBNA Corp. Ser. A, $1.875 cum. pfd.                                                           372,400
             65,000  MBNA Corp. Ser. B, $1.504 cum. ARP                                                          1,592,500
            204,437  Merrill Lynch & Co., Inc. Ser. A, $2.25 dep. shs. cum. pfd.                                 5,954,225
             50,150  Morgan Stanley $3.875 dep. shs. cum. pfd.                                                   2,501,231
                                                                                                            --------------
                                                                                                                15,014,206

Financial Services (12.6%)
--------------------------------------------------------------------------------------------------------------------------
             21,000  Citigroup, Inc. Ser. F, $3.183 dep. shs. cum. pfd.                                            992,250
             16,000  Citigroup, Inc. Ser. M, $2.932 dep. shs. cum. pfd.                                            680,000
             10,000  Donaldson, Lufkin & Jenrette, Inc. Ser. B, $2.65 cum. ARP                                     485,000
             65,850  Household International, Inc. Ser. 92-A, $2.063 dep.
                       shs. cum. pfd.                                                                            1,695,638
             33,259  Morgan (J.P.) & Co., Inc. Ser. A, $5.00 cum. ARP                                            2,698,136
             62,200  Morgan (J.P.) & Co., Inc. Ser. H, $3.313 dep. shs. cum. pfd.                                3,203,300
             20,000  Lehman Brothers Holdings, Inc. Ser. C, $2.97 pfd.                                             825,000
             41,500  Lehman Brothers Holdings, Inc. Ser. D, $2.835 dep. shs. pfd.                                1,644,438
             30,000  SLM Holding Corp. $3.485 pfd.                                                               1,451,250
                                                                                                            --------------
                                                                                                                13,675,012

Gas Pipelines (5.5%)
--------------------------------------------------------------------------------------------------------------------------
            116,500  El Paso Tennessee Pipeline Co. Ser. A, $4.125 cum. pfd.                                     5,999,750

Gas Utilities (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             58,500  Boston Gas Sinking Fund Ser. A, $1.605 cum. pfd.                                            1,542,938

Metals and Mining (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             11,050  Alcoa, Inc. $3.75 cum. pfd.                                                                   812,175

Natural Gas (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             31,700  Puget Sound Energy, Inc. Ser. II, $1.863 cum. pfd.                                            820,238

Oil and Gas (5.5%)
--------------------------------------------------------------------------------------------------------------------------
             41,000  Anadarko Petroleum Corp. $5.46 dep. shs. pfd.                                               3,167,250
             10,000  Apache Corp. Ser. B, $5.68 cum. pfd.                                                          796,250
             20,000  Devon Energy Corp. Ser. A, $6.49 cum. pfd.                                                  1,960,000
                                                                                                            --------------
                                                                                                                 5,923,500
                                                                                                            --------------
                     Total Preferred Stocks (cost $112,002,051)                                             $  105,706,413

CONVERTIBLE PREFERRED STOCKS (2.3%) (a) (cost $3,035,745)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             92,500  Lehman Brothers Holding, Inc. Ser. B, 5.00% cv. pfd.                                   $    2,520,625

SHORT-TERM INVESTMENTS (0.5%) (a) (cost $560,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $560,000  Interest in $525,429,000 joint repurchase agreement dated January 31, 2000 with Morgan (J.P.) & Co., Inc. due
                       February 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $560,088 for an effective
                       yield of 5.68%                                                                       $      560,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $115,597,796) (b)                                              $  108,787,038
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $108,573,995.

  (b) The aggregate identified cost on a tax basis is $115,598,858, resulting in gross unrealized appreciation and depreciation of $1,392,533 and $8,204,353, respectively, or net unrealized depreciation of $6,811,820.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADS after the name of a foreign holding stands for American Depositary Shares representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Adjustable Rate Preferreds (ARP) are the current interest rates shown at January 31, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $115,597,796) (Note 1)                                            $108,787,038
-----------------------------------------------------------------------------------------------
Cash                                                                                         43
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       339,002
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  116,436
-----------------------------------------------------------------------------------------------
Total assets                                                                        109,242,519

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   193,194
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              235,679
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            187,590
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               13,916
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            12,437
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                493
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,153
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   23,062
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       668,524
-----------------------------------------------------------------------------------------------
Net assets                                                                         $108,573,995

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $118,973,886
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (607,049)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (2,982,084)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (6,810,758)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $108,573,995

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($98,392,432 divided by 11,980,791 shares)                                                $8.21
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $8.21)*                                    $8.49
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,181,563 divided by 1,243,228 shares)                                                 $8.19
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $8.19)*                                    $8.36
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $100,000. On sales of $100,000 or more and group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                            $3,976,929
-----------------------------------------------------------------------------------------------
Interest                                                                                 21,176
-----------------------------------------------------------------------------------------------
Total investment income                                                               3,998,105

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        380,905
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           56,215
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,255
-----------------------------------------------------------------------------------------------
Administrative services                                                                   3,016
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    13,319
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   7,749
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,939
-----------------------------------------------------------------------------------------------
Postage                                                                                     253
-----------------------------------------------------------------------------------------------
Other                                                                                     3,850
-----------------------------------------------------------------------------------------------
Total expenses                                                                          488,501
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (11,333)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            477,168
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,520,937
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (861,799)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                         (3,833,218)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (4,695,017)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                ($1,174,080)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $3,520,937      $7,734,975
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (861,799)        373,548
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (3,833,218)     (8,046,069)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (1,174,080)         62,454
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,604,697)     (7,107,667)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (340,710)       (683,686)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --        (650,386)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (62,561)
---------------------------------------------------------------------------------------------------------------
From return of capital
    Class A                                                                                  --         (36,261)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (3,488)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                    (6,755,056)     (7,803,543)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (11,874,543)    (16,285,138)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 120,448,538     136,733,676
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $607,049, and
$182,579, respectively)                                                            $108,573,995    $120,448,538
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights **
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                          Eight months
Per-share                       January 31       Year ended          ended
operating performance           (Unaudited)        July 31          July 31+                    Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.59            $9.16            $9.00            $8.71            $8.59            $7.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .25              .53              .38              .56              .58              .57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.35)            (.51)             .16              .30              .12              .73
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.10)             .02              .54              .86              .70             1.30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.28)            (.54)            (.38)            (.57)            (.58)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.05)              --               --               --(c)            --
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                            --               --(c)            --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.28)            (.59)            (.38)            (.57)            (.58)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.21            $8.59            $9.16            $9.00            $8.71            $8.59
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (1.17)*           0.19             6.04*           10.22             8.61            17.05
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $98,392         $109,932         $124,784         $116,413         $117,502         $120,591
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .41*             .88              .59*             .85              .89              .90
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.04*            5.90             4.13*            6.34             6.90             6.91
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              6.95*           30.09            33.51*           20.46            29.51            34.76
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on
    November 29, 1994.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share for each class.




Financial highlights **
(For a share outstanding throughout the period)

CLASS A (continued)
------------------------------------------------------------------------------------------------------------------------------------

Per-share                                                                                                            Year ended
operating performance                                                                                               November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.81
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .56
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               (.93)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.37)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $7.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  (4.41)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                       $119,822
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .81
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                6.64
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  32.84
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on
    November 29, 1994.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share for each class.




Financial highlights **
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                          Eight months                                     For the period
Per-share                       January 31        Year ended         ended                                         Apr. 20, 1995++
operating performance           (Unaudited)        July 31          July 31+          Year ended November 30         to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.56            $9.13            $8.97            $8.69            $8.58            $8.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .24              .50              .37              .54              .56              .33
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.34)            (.51)             .15              .29              .11              .46
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.10)            (.01)             .52              .83              .67              .79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.27)            (.51)            (.36)            (.55)            (.56)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.05)              --               --               --(c)            --
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                            --               --(c)            --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.27)            (.56)            (.36)            (.55)            (.56)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.19            $8.56            $9.13            $8.97            $8.69            $8.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (1.19)*          (0.07)            5.89*            9.85             8.22             9.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $10,182          $10,516          $11,950           $7,477           $5,333             $729
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .53*            1.13              .76*            1.10             1.14              .67*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.92*            5.60             3.88*            6.01             6.41             3.73*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              6.95*           30.09            33.51*           20.46            29.51            34.76
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end was advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on
    November 29, 1994.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income and return of capital amounted to less than $0.01 per share for each class.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Preferred Income Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high after-tax income for corporate shareholders and current income for all investors with minimum fluctuations in principal.

The fund offers class A and class M shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Preferred stocks, for which reliable market quotations are not readily available, are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuation for normal, institutional-sized trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times, at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1999, the fund had a capital loss carryover of approximately $1,741,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                  Expiration
--------------                  -------------
    $  208,000                  July 31, 2002
     1,533,000                  July 31, 2003

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million of average net assets, 0.50% on the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets, are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $11,333 under expense-offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $592 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 1.00% of the average net assets attributable to class M shares. The Trustees have approved payment by the fund to an annual rate of 0.25% of the average net assets attributable to class M shares.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $9,001 and $6,851 from the sale of class A and class M shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $8,889 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $8,001,478 and $14,833,627, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,296,370       $ 10,957,356
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      224,101          1,882,503
-----------------------------------------------------------------------------
                                                 1,520,471         12,839,859

Shares
repurchased                                     (2,344,000)       (19,722,822)
-----------------------------------------------------------------------------
Net decrease                                      (823,529)      $ (6,882,963)
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,069,307        $27,301,650
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      589,123          5,222,099
-----------------------------------------------------------------------------
                                                 3,658,430         32,523,749

Shares
repurchased                                     (4,481,328)       (39,663,072)
-----------------------------------------------------------------------------
Net decrease                                      (822,898)       $(7,139,323)
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        253,506        $ 2,139,823
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       23,286            194,588
-----------------------------------------------------------------------------
                                                   276,792          2,334,411

Shares
repurchased                                       (261,990)        (2,206,504)
-----------------------------------------------------------------------------
Net increase                                        14,802        $   127,907
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        520,897        $ 4,605,090
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       66,455            587,010
-----------------------------------------------------------------------------
                                                   587,352          5,192,100

Shares
repurchased                                       (667,458)        (5,856,320)
-----------------------------------------------------------------------------
Net decrease                                       (80,106)       $  (664,220)
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Preferred Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com



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